Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Other Non Current Assets [Line Items]
Prepayment to acquire a building	[1]	¥ 404,725	¥ 404,725
Mortgage Loan | PRC Bank
Other Non Current Assets [Line Items]
Prepayment to acquire a building				¥ 200,000

[1]	The amount represented the prepayment for a building (Building D) in Wuhan and the building remained under construction by the real estate developer as of December 31, 2019. RMB200,000 of the prepayment was made through a mortgage loan provided by a PRC bank in November 2018 (Note 12).